Northern Lights Fund Trust

Ladenburg Income Fund

Ladenburg Income & Growth Fund

Ladenburg Growth & Income Fund

Ladenburg Growth Fund

Ladenburg Aggressive Growth Fund

Incorporated herein by reference is the definitive version of the supplement for Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, Ladenburg Aggressive Growth Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 14, 2016 (SEC Accession No. 0001580642-16-012067).